Securities Act File No. 333-131820

ICA No. 811- 21853

As filed with the Securities and Exchange Commission on March 20 , 2008

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                [   ]

                                                            Pre-Effective Amendment No. ____

[   ]

                                                       Post-Effective Amendment No. __ 14 __

[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[   ]

                                                                             Amendment No.      17 _

[X]

(Check Appropriate Box or Boxes)

Northern Lights Variable Trust

(Exact Name of Registrant as Specified in Charter)

                                                                    450 Wireless Blvd.

Hauppauge, NY  11788

Attention:  Michael Miola

 (Address of Principal Executive Offices)(Zip Code)

(631) 470-2600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copies to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202 513-352-6725 (phone) 513-241-4771 (fax)	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616 (phone) (631) 470-2702 (fax)

  Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

( )

immediately upon filing pursuant to paragraph (b).

( X )

on ( April 7, 2008 ) pursuant to paragraph (b).

( )

60 days after filing pursuant to paragraph (a)(1).

(  )

on (date) pursuant to paragraph (a)(1).

( )

75 days after filing pursuant to paragraph (a)(2).

( )

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

( X )

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 10 and Post-Effective Amendment No. 13 to its Registration Statement until April 7 , 2008.  The Prospectus and Statement of Additional Information for The JNF Portfolios previously filed on December 14, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 10, filed on December 14, 2007 (accession number 0000910472-07-000535), is hereby incorporated by reference.

Northern Lights Variable Trust

PART C

OTHER INFORMATION

ITEM 23.

                   EXHIBITS.

(a)(1) (a)(2)

Agreement and Declaration of Trust dated November 4, 2004.  Previously filed on February 14, 2006 as Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-1A (File numbers 811-21853 and 333-131820)(hereinafter referred to as the “Registrant’s Registration Statement”), and hereby incorporated by reference.

Certificate of Trust dated November 4, 2004.  Previously filed on February 14, 2006 as Exhibit (a)(2) to the Registrant’s Registration Statement, and hereby incorporated by reference.

(b)	By-Laws. Previously filed on February 14, 2006 as Exhibit (b) to the Registrant’s Registration Statement, and hereby incorporated by reference.
(c)

Instruments Defining Rights of Security Holders.   See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(d)(1)

Form of Investment Advisory Agreement between the Registrant, on behalf of the Arrow DWA Balanced VIT Fund and Arrow Investment Advisors, LLC was filed on January 11, 2007 as Exhibit (d)(1) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(2)

Form of Sub-Advisory Agreement between Arrow Investment Advisors, LLC and Dorsey, Wright & Associates, Inc., was filed on January 11, 2007 as Exhibit (d)(2) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(3)

Investment Advisory Agreement between the Registrant, with respect to the JNF Equity Portfolio and the JNF Balanced Portfolio, and JNF Advisors, Inc., was filed on February 4, 2008 as Exhibit (d)(3) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(3)(1)	Investment Advisory Agreement between the Registrant, with respect to the JNF Money Market Portfolio, and JNF Advisors, Inc., to be filed by amendment.
(d)(4)

Sub-Advisory Agreement between JNF Advisors, Inc. and Chicago Equity Partners, LLC with respect to the JNF Equity and Balanced Portfolios, was filed on February 4, 2008 as Exhibit (d)(4) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(4) (1)	Sub-Advisory Agreement between JNF Advisors, Inc. and AIM Advisors, Inc., with respect to the JNF Money Market Portfolio, to be filed by amendment.
(d)(5)

Investment Advisory Agreement between the Registrant, with respect to the Critical Math Portfolio, and Critical Math Advisors, LLC, was filed on February 4, 2008 as Exhibit (d)(5) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(6)

Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Portfolio, and Changing Parameters LLC, was filed on February 4, 2008 as Exhibit (d)(6) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(7)

Investment Advisory Agreement between the Registrant, with respect to The Smart Allocation Growth Portfolio, the Smart Allocation Growth and Income Portfolio and the Smart Allocation Income Portfolio; and Smart Portfolios LLC, was filed on February 4, 2008 as Exhibit (d)(7) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(8)

Investment Advisory Agreement between the Registrant, with respect to Dent Strategic Focus Portfolio and HS Dent Investment Management, LLC, was filed on February 4, 2008 as Exhibit (d)(8) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(9)	Investment Advisory Agreement between the Registrant, with respect to The Oxford Global Total Return Portfolio and The Oxford Private Client Group, LLC to be filed by amendment.
(e)

Form of Underwriting Agreement between the Registrant, with respect to Critical Math Portfolio, and Aquarius Fund Distributors LLC, was filed on May 16, 2007 as Exhibit (e) to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(f)	Bonus or Profit Sharing Contracts. Not Applicable.
(g)(1)

Custody Agreement between the Registrant and Bank of New York was filed on February 4, 2008 as Exhibit (g)(1) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(g)(2)

Custody Agreement between the Registrant and the First National Bank of Omaha was filed on February 4, 2008 as Exhibit (g)(2) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(g)(3)	Custody Agreement between the Registrant and Citibank, to be filed by amendment.
(h)(1)

Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(1) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(2)

Administration Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(2) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(3)

Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(3) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(4)

Expense Limitation Agreement between the Registrant, on behalf of the Arrow DWA Balanced VIT Fund and Arrow Investment Advisors, LLC was filed on February 4, 2008 as Exhibit (h)(4) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(5)

Investor Services Plan of Arrow DWA Balanced VIT Fund was filed on January 11, 2007 as Exhibit (h)(5) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(6)

Custody Administration Agreement between Registrant and the Administrator with respect to certain Funds of the Trust, was filed on February 6, 2007 as Exhibit (h)(6) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(7)

Expense Limitation Agreement between the Registrant, with respect to the JNF Equity Portfolio and the JNF Balanced Portfolio, and JNF Advisors, Inc., was filed on February 4, 2008 as Exhibit (h)(7) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(7)(1)	Expense Limitation Agreement between the Registrant, with respect to the JNF Money Market Portfolio, and JNF Advisors, Inc., to be filed by amendment.
(h)(8)

Expense Limitation Agreement between the Registrant, with respect to the Critical Math Portfolio, and Critical Math Advisors, LLC, was filed on February 4, 2008 as Exhibit (h)(8) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(9)

Participation Agreement between the Registrant, with respect to the JNF Equity Portfolio and the JNF Balanced Portfolio, and Jefferson National Life Insurance Company was filed on February 4, 2008 as Exhibit (h)(9) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(9)(1)	Participation Agreement between the Registrant, with respect to the JNF Money Market Portfolio, and Jefferson National Life Insurance Company, to be filed by amendment.
(h)(10)

Expense Limitation Agreement between the Registrant, with respect to The Smart Allocation Growth Portfolio, the Smart Allocation Growth and Income Portfolio and the Smart Allocation Income Portfolio; and Smart Portfolios LLC, was filed on February 4, 2008 as Exhibit (h)(10) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(11)

Participation Agreement between the Registrant, with respect to the The Smart Allocation Growth Portfolio, the Smart Allocation Growth and Income Portfolio and the Smart Allocation Income Portfolio; and _________ Insurance Company, to be filed by amendment.

(h)(12)

Expense Limitation Agreement between the Registrant, with respect to the Dent Strategic Focus Portfolio and HS Dent Investment Management, LLC, was filed on February 4, 2008 as Exhibit (h)(12) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(13)	Participation Agreement between the Registrant, with respect to the Dent Strategic Focus Portfolio and _____________Insurance Company, to be filed by amendment
(h)(14)	Expense Limitation Agreement between the Registrant, with respect to The Oxford Global Total Return Portfolio and The Oxford Private Client Group, LLC, to be filed by amendment.
(h)(15)	Participation Agreement between the Registrant, with respect to The Oxford Global Total Return Portfolio and ___________ Insurance Company, to be filed by amendment
(i)(1)	Opinion of Counsel, was filed on February 4, 2008 as Exhibit (i) to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(i)(2)	Consent of Counsel is filed herewith.
(j)	Powers of Attorney of the Trustees were filed on April 5, 2007 as Exhibit (j)(4) to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(j)(1)	Consent of Independent Auditors to be filed by amendment.
(k)	Omitted Financial Statements. None.
(l)	Initial Capital Agreements was filed on January 11, 2007 as Exhibit (l) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(m)(1)	Rule 12b-1 Plan was filed on February 4, 2008 as Exhibit (m)(1) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(1)

Code of Ethics of Northern Lights Variable Trust, was filed on January 11, 2007 as Exhibit (p)(1) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(2)

Code of Ethics of Arrow Investment Advisors, LLC was filed on January 11, 2007 as Exhibit (p)(2) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(3)

Code of Ethics of Dorsey, Wright & Associates, Inc. was filed on January 11, 2007 as Exhibit (p)(3) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(4)	Code of Ethics of JNF Advisors, Inc. was filed on March 2, 2007 as Exhibit (p)(4) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(5)

Code of Ethics of Chicago Equity Partners, LLC was filed on March 2, 2007 as Exhibit (p)(5) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(6)

Code of Ethics of Critical Math Advisors, LLC, was filed on February 6, 2007 as Exhibit (p)(5) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(7)

Code of Ethics of Changing Parameters LLC was filed on March 2, 2007 as Exhibit (p)(7) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(8)	Code of Ethics of Smart Portfolios LLC to be filed by amendment.
(p)(9)	Code of Ethics of HS Dent Investment Management, LLC to be filed by amendment.
(p)(10)	Code of Ethics of The Oxford Private Client Group, LLC, to be filed by amendment.

ITEM 24.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.    None.

ITEM 25.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of Arrow Investment Advisors, LLC, the Adviser to the Arrow DWA Balanced VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Advisor” and to the section of the Statement of Additional Information captioned “Investment Advisor and Advisory Agreement”.  The information required by this Item 26 with respect to each director, officer or partner of Arrow Investment Advisors LLC will be incorporated by reference to Form ADV filed by Arrow Investment Advisors LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No.  801-66595).

Certain information pertaining to the business and other connections of Dorsey, Wright & Associates, Inc., the Sub-Adviser to the Arrow DWA Balanced VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Advisor” and to the section of the Statement of Additional Information captioned “Sub-Adviser and Sub-Advisory Agreement”.  The information required by this Item 26 with respect to each director, officer or partner of Dorsey, Wright & Associates, Inc. is incorporated by reference to Form ADV filed by Dorsey, Wright & Associates, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-29045).

Certain information pertaining to the business and other connections of JNF Advisors, Inc.,  the Adviser to the JNF Equity Portfolio, JNF Money Market Portfolio and the JNF Balanced Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of JNF Advisors, Inc. will be incorporated by reference to Form ADV filed by JNF Advisors, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-67658).

Certain information pertaining to the business and other connections of Chicago Equity Partners, LLC,  the Sub-Adviser to the JNF Equity Portfolio and the JNF Balanced Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Chicago Equity Partners, LLC is incorporated by reference to Form ADV filed by Chicago Equity Partners, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-57280).

Certain information pertaining to the business and other connections of AIM Advisors, Inc.,  the Sub-Adviser to the JNF Money Market Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of AIM Advisors, Inc., is incorporated by reference to Form ADV filed by AIM Advisors, Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801- 57934 ) ( Aim Private Asset Management, Inc. )

Certain information pertaining to the business and other connections of Critical Math Advisors, LLC,  the Adviser to the Critical Math Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Critical Math Advisors, LLC is incorporated by reference to Form ADV filed by Critical Math Advisors, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-65306).

Certain information pertaining to the business and other connections of Changing Parameters LLC,  the Adviser to the Changing Parameters Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Changing Parameters LLC is incorporated by reference to Form ADV filed by Changing Parameters LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-63495).

Certain information pertaining to the business and other connections of Smart Portfolios LLC, the Adviser to the Smart Allocation Growth Portfolio, the Smart Allocation Growth and Income Portfolio and the Smart Allocation Income Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser.”  The information required by this Item 26 with respect to each director, officer or partner of Smart Portfolios LLC is incorporated by reference to Form ADV filed by Smart Portfolios LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801- 67772).

Certain information pertaining to the business and other connections of HS Dent Investment Management, LLC, the Adviser to the Dent Strategic Focus Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser.”  The information required by this Item 26 with respect to each director, officer or partner of HS Dent Investment Management, LLC is incorporated by reference to Form ADV filed by HS Dent Investment Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-62809).

Certain information pertaining to the business and other connections of The Oxford Private Client Group, LLC,  the Adviser to The Oxford Global Total Return Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of The Oxford Private Client Group, LLC is incorporated by reference to Form ADV filed by The Oxford Private Client Group, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-64694).

ITEM 27.

PRINCIPAL UNDERWRITER.

Not Applicable.

ITEM 28.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Gemini Fund Services, LLC, located at 450 Wireless Blvd., Hauppauge, New York 11788, maintains all records required pursuant to Administrative Service Agreements with the Trust.

First National Bank of Omaha (‘FNBO”), located at 1620 Dodge Street, Omaha, NE 68197, provides custodian services to the Critical Math Portfolio pursuant to a Custody Agreement between FNBO and the Trust.

Bank of New York (‘BONY”), located at One Wall Street, New York, New York 10286, provides custodian services to the Arrow DWA Balanced VIT Fund, the JNF Equity Portfolio and the JNF Balanced Portfolio pursuant to a Custody Agreement between BONY and the Trust.

Arrow Investment Advisors, LLC located at 2943 Olney-Sandy Spring Road, Suite A, Olney, Maryland 20832, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Arrow DWA Balanced VIT Fund.

Dorsey, Wright & Associates, Inc. located at with offices at 8014 Midlothian Turnpike, Richmond, Virginia 23235 and 595 East Colorado Blvd., Suite 307, Pasadena, CA  91101, pursuant to the Investment Advisory Agreement with Arrow Investment Advisors, LLC, maintains all records required pursuant to such agreement with respect to the Arrow DWA Balanced VIT Fund.

JNF Advisors, Inc. located at 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the JNF Equity Portfolio, JNF Money Market Portfolio and the JNF Balanced Portfolio.

Chicago Equity Partners, LLC located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601, pursuant to the Investment Advisory Agreement with JNF Advisors, Inc., maintains all records required pursuant to such agreement with respect to the JNF Equity Portfolio and the JNF Balanced Portfolio.

AIM Advisors, Inc located at 11 Greenway Plaza, Suite 100, Houston, Texas, 77046-1173, pursuant to the Investment Advisory Agreement with JNF Advisors, Inc., maintains all records required pursuant to such agreement with respect to the JNF Money Market Portfolio.

Critical Math Advisors LLC located at 29 Emmons Drive, Suite A-20, Princeton, NJ 08540 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Critical Math Portfolio.

Changing Parameters LLC located at 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Changing Parameters Portfolio.

Smart Portfolios LLC, located at 17865 Ballinger Way NE, Seattle, Washington 98155, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Smart Allocation Growth Portfolio, the Smart Allocation Growth and Income Portfolio and the Smart Allocation Income Portfolio.

H.S. Dent Investment Management, LLC located at 15310 AMBERLY DRIVE,  SUITE 165,  TAMPA,  FL   33647,  pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Dent Strategic Focus Portfolio.

The Oxford Private Client Group, LLC located at 1900 LaSalle Avenue, N. Suite 200, Minneapolis, Minnesota 55403, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Oxford Global Total Return Portfolio.

ITEM 29.

MANAGEMENT SERVICES.

Not applicable.

ITEM 30.

UNDERTAKINGS.

See item 25, above.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 4 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 20th day of March , 2008.

                                                                                                                                                         NORTHERN LIGHTS VARIABLE TRUST

                                                                                               (Registrant)

                                                                                                         /s/ Andrew Rogers

                                                                                             By:      Andrew Rogers, President and

                                                                                                        Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Michael Miola* Michael Miola	Trustee & Chairman	March 20 , 2008
L. Merill Bryan* L. Merill Bryan	Trustee	March 20 , 2008
Gary Lanzen* Gary Lanzen	Trustee	March 20 , 2008
Anthony Hertl* Anthony Hertl	Trustee	March 20 , 2008
/s/ Andrew Rogers Andrew Rogers	President and Principal Executive Officer	March 20 , 2008
/s/ Kevin Wolf Kevin Wolf	Treasurer and Principal Accounting Officer	March 20 , 2008

By:                                               Date: March 20 , 2008

/s/ Emile R. Molineaux

Emile R. Molineaux

*Attorney-in-Fact – Pursuant to Powers of Attorney filed on April 5, 2007.

EXHIBIT INDEX

Consent of Counsel	EX.99.23(i) (2)